Loans - Loans Individually and Collectively Evaluated for Impairment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	$ 116,725	$ 154,025
Loans individually evaluated for impairment	73,712	112,315
Loans collectively evaluated for impairment	43,013	41,710
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	19,123	20,740
Loans individually evaluated for impairment	19,106	20,727
Loans collectively evaluated for impairment	17	13
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	21,989	41,822
Loans individually evaluated for impairment	21,989	41,822
Loans collectively evaluated for impairment	0	0
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	2,078	4,777
Loans individually evaluated for impairment	2,078	4,777
Loans collectively evaluated for impairment	0	0
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	5,609	10,782
Loans individually evaluated for impairment	5,609	10,782
Loans collectively evaluated for impairment	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	153	184
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	153	184
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	240	231
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	240	231
Commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	24,930	33,408
Loans individually evaluated for impairment	24,930	33,408
Loans collectively evaluated for impairment	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	32,218	32,272
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	32,218	32,272
HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	2,509	2,880
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	2,509	2,880
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	2,522	1,850
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	2,522	1,850
Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing troubled debt restructurings	5,354	5,079
Loans individually evaluated for impairment	0	799
Loans collectively evaluated for impairment	$ 5,354	$ 4,280